Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Accounts Receivables [line items]
Less provision for expected credit losses	$ (42,001)	$ (12,430)	$ (13,180)
Total	256,291	323,660
Net current	233,722	288,157
Net non-current	22,569	35,503
Gross Carrying Amount [member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade	222,694	258,186
Employee advances	3,267	4,848
Other	72,331	73,056
Total	$ 298,292	$ 336,090